1290 Avantis US Large Cap Growth Fund Average Annual Total Returns		12 Months Ended	25 Months Ended	60 Months Ended	106 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%		13.59%	14.37%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%		15.32%	18.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	21.57%
Performance Inception Date	Nov. 30, 2023
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.03%		12.18%	11.16%
Performance Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.53%		11.58%	10.40%
Performance Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.38%		9.49%	8.79%
Performance Inception Date	Feb. 27, 2017